Note 10 - Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Federal	$ 10,134,000	$ 8,310,000	$ 14,004,000
Current State	1,411,000	721,000	2,354,000
Current	11,545,000	9,031,000	16,358,000
Deferred Federal	(335,000)	(136,000)	3,205,000
Deferred State	(143,000)	(112,000)	(209,000)
Deferred	(478,000)	(248,000)	2,996,000
Total Federal	9,799,000	8,174,000	17,209,000
Total State	1,268,000	609,000	2,145,000
	11,067,000	8,783,000	19,354,000
Current	11,545,000	9,031,000	16,358,000
Deferred	$ (478,000)	$ (248,000)	$ 2,996,000